Subsequent Events	12 Months Ended
Jun. 30, 2025
Events after reporting period [Abstract]
Subsequent Events	Subsequent events
(a)On 22 July 2025, Harmony has entered into restructuring documents with MAC Copper, OR Royalties and Glencore pursuant to which the parties have agreed to amend various documents in connection with the copper stream, silver stream and the royalty deed with such amendments to take effect after the Jersey law scheme of arrangement pursuant to
Article 125 of the Companies (Jersey) Law 1991 (as amended) (the scheme) for the acquisition of MAC Copper has been implemented.
(b)On 14 August 2025, Mr Frans Lombard was appointed to the board of directors of Harmony as an independent non-
executive director.
(c)On 27 August 2025, a final dividend of 155 SA cents was declared, which was paid on 13 October 2025.
(d)On 9 October 2025, it was confirmed that all of the conditions to the scheme for the acquisition of MAC Copper had been satisfied or waived and the Royal Court of Jersey made orders sanctioning the proposed acquisition. Following lodgement by MAC Copper of a copy of the Court’s order with the Jersey Registrar of Companies on 10 October 2025, the scheme became legally effective. On 22 October 2025, a drawdown of US$875 million (R15.21 billion) was made from the
US$1.25 billion bridge facility. These funds were utilised on 23 October 2025 to settle the cash consideration of
US$1.01 billion (R17.52 billion). Following the receipt of the funds, the scheme was implemented, resulting in an acquisition date of 24 October 2025.
(e)On 28 October 2025, a payment of US$223 million (R3.83 billion) was made to Citicorp International Limited in full as final settlement of the MAC Copper senior debt.
(f)On 29 October 2025, a payment of US$75 million (R1.29 billion) was made to Glencore in settlement of the first contingent copper consideration. This consideration became payable as a result of the lapsing of the payment holiday agreed between Glencore and MAC Copper following the change of control of MAC Copper.